SCHEDULE OF PROPERTY EQUIPMENT AND SOFTWARE (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Subtotal			¥ 231,216	¥ 224,017
Less: accumulated depreciation	[1]		(55,765)	(55,089)
Total property, equipment and software, net		$ 24,712	175,451	168,928
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[2]		171,582
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal			29,681	32,340
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal			15,489	16,471
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Subtotal			6,728	7,092
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal			5,687	3,728
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[2]		1,418	163,696
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal			¥ 631	¥ 690

[1]	Depreciation expenses were RMB 15,985, RMB 7,718 and RMB 6,545 for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment charges were recorded for the years ended December 31, 2021, 2022 and 2023.
[2]	In June 2021, the Group entered into a purchase agreement with a third-party company to purchase an office building. The Group paid